Schedule of Net Income (Loss) Per Share, Basic and Diluted (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Net loss - basic	$ (15,438)	$ (8,725)	$ (21,809)	$ (38,391)	$ (54,454)	$ (41,314)	$ (47,173)
Change in fair value of warrant liability	0	0	0	(8,046)	(8,046)	(27,394)	0
Net loss - diluted	$ (15,438)	$ (8,725)	$ (21,809)	$ (46,437)	$ (62,500)	$ (68,708)	$ (47,173)